Basic and diluted net income per share (Schedule of Calculation of Basic and Diluted Net Income Per Share) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 ¥ / shares [2]	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2020 ¥ / shares	[2]
Numerator:
Net (loss) income from continuing operations attributable to common shareholders of JOYY Inc. | $		$ 119,465		$ (125,096)		$ (28,305)
Dilutive effect of convertible bonds | $		11,740
Numerator for diluted (loss) income per share from continuing operations | $		131,205		(125,096)		(28,305)
Net income from discontinued operations attributable to common shareholders of JOYY Inc. | $		$ 0		35,567		1,391,638
Incremental dilution from Huya | $	[1]					(655)
Numerator for diluted income per share from discontinued operations | $				$ 35,567		$ 1,390,983
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B common shares outstanding | shares		1,439,390,191		1,562,016,001		1,600,199,759
Dilutive effect of convertible bonds | shares		193,704,343
Denominator for diluted calculation (in shares) | shares		1,645,448,440		1,562,016,001		1,600,199,759
Basic net income (loss)
Net income per share, Basic | (per share)		$ 0.08	[2]	$ (0.06)	¥ (0.06)	$ 0.85	[2]
Continued operations		0.08		(0.08)		(0.02)
Discontinued operations				0.02		0.87
Diluted net income (loss)
Diluted net income per share | (per share)		0.08	[2]	(0.06)	¥ (0.06)	0.85		¥ 0.85
Continued operations		$ 0.08		(0.08)		(0.02)
Discontinued operations				0.02		0.87
Restricted shares
Denominator:
Dilutive effect of restricted stock | shares		7,524,041
Restricted share units
Denominator:
Dilutive effect of restricted share units | shares		4,829,865
ADSs [Member]
Basic net income (loss)
Net income per share, Basic	[2]	$ 1.66		(1.14)		17.04
Continued operations	[2]	1.66		(1.60)		(0.35)
Discontinued operations	[2]			0.46		17.39
Diluted net income (loss)
Diluted net income per share	[2]	1.59		(1.14)		17.04
Continued operations	[2]	$ 1.59		(1.60)		(0.35)
Discontinued operations	[2]			$ 0.46		$ 17.39
Number of common shares represented by each ADS		20

[1]	In calculation of diluted net income per share, assuming a dilutive effect, all of Huya’s existing unvested restricted share units and unexercised share options are treated as vested and exercised by Huya under the treasury stock method, causing the decrease percentage of the weighted average number of shares held by the Company in Huya. As a result, Huya’s net income (loss) attributable to the Company on a diluted basis decreased accordingly, which is presented as “incremental dilution from Huya” in the table.
[2]	Each ADS represents 20 common shares.